Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Information for Reporting Segments
[a]	The following tables show segment information for the Company’s reporting segments and a reconciliation of Adjusted EBIT to the Company’s consolidated income before income taxes:

	2024
	Total sales	External sales	Adjusted EBIT	Depreciation	Equity (income) loss

Body Exteriors & Structures	$ 16,999	$ 16,745	$ 1,283	$ 731	$ (4)
Power & Vision	15,391	15,132	810	572	(70)
Seating Systems	5,800	5,787	223	98	(24)
Complete Vehicles	5,186	5,155	130	83	(7)
Corporate & Other [i]	(540)	17	(117)	26	4
Total Reportable Segments	$ 42,836	$ 42,836	$ 2,329	$ 1,510	$ (101)

	2023
	Total sales	External sales	Adjusted EBIT	Depreciation	Equity loss (income)

Body Exteriors & Structures	$ 17,511	$ 17,199	$ 1,304	$ 716	$ 4
Power & Vision	14,305	14,052	668	510	(107)
Seating Systems	6,047	6,027	218	89	(3)
Complete Vehicles	5,538	5,502	124	100	(8)
Corporate & Other [i]	(604)	17	(76)	21	2
Total Reportable Segments	$ 42,797	$ 42,797	$ 2,238	$ 1,436	$ (112)

	2024
	Net assets	Investments	Goodwill	Fixed assets, net	Fixed asset additions

Body Exteriors & Structures	$ 8,727	$ 24	$ 435	$ 5,805	$ 1,338
Power & Vision	6,982	525	1,868	2,828	644
Seating Systems	1,401	193	250	476	112
Complete Vehicles	439	105	102	375	59
Corporate & Other	724	198	19	100	25
Total Reportable Segments	$ 18,273	$ 1,045	$ 2,674	$ 9,584	$ 2,178

	2023
	Net assets	Investments	Goodwill	Fixed assets, net	Fixed asset additions

Body Exteriors & Structures	$ 8,147	$ 2	$ 452	$ 5,569	$ 1,638
Power & Vision	7,880	696	1,929	2,991	664
Seating Systems	1,340	172	257	506	108
Complete Vehicles	574	100	109	453	65
Corporate & Other	1,066	303	20	100	25
Total Reportable Segments	$ 19,007	$ 1,273	$ 2,767	$ 9,619	$ 2,500

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.

Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes
[b]	The following table reconciles Net income from operations to Adjusted EBIT:

	$		$
	2024		2023

Net Income		$1,096		$1,286
Add:
Amortization of acquired intangible assets		112		88
Interest expense, net		211		156
Other expense, net		464		388
Income taxes		446		320
Adjusted EBIT		$2,329		$2,238

Summary of Reconciles Total Assets to Net Assets
[c]	The following table reconciles Total Assets to Net Assets:

	$		$
	2024		2023

Total Assets		$31,039		$32,255
Deduct assets not included in segment net assets:
Cash and cash equivalents		(1,247)		(1,198)
Deferred tax assets		(819)		(621)
Long-term receivables from joint venture partners		(67)		(49)
Deduct liabilities included in segment net assets:
Accounts payable		(7,194)		(7,842)
Accrued salaries and wages		(867)		(912)
Other accrued liabilities		(2,572)		(2,626)
Segment Net Assets		$18,273		$19,007

Schedule of Aggregates External Revenues by Customer
[d]	The following table aggregates external revenues by customer as follows:

	$		$
	2024		2023

General Motors		$6,588		$6,162
Daimler AG		5,563		5,785
Ford Motor Company		5,296		5,317
BMW		5,042		5,334
Volkswagen		4,388		4,684
Stellantis		4,330		5,246
Other		11,629		10,269
		$42,836		$42,797

Schedule of External Revenues and Long-Lived Assets by Geographic Region
[e]	The following table summarizes external revenues and long-lived assets by geographic region:

	External Sales		Fixed Assets, Net
	2024	2023	2024	2023
North America
United States	$10,927	$10,855	$2,624	$2,297
Mexico	5,366	4,958	1,635	1,509
Canada	4,322	4,909	1,109	1,211
	20,615	20,722	5,368	5,017
Europe
Austria	6,381	6,926	679	787
Germany	4,199	4,403	769	831
Czech Republic	1,553	1,330	314	342
Poland	797	798	174	238
Sweden	432	322	125	150
Italy	419	464	218	240
United Kingdom	401	442	152	162
Spain	399	390	73	81
Slovakia	296	273	329	329
Turkey	255	325	13	9
France	245	337	75	77
Other Europe	239	207	223	214
	15,616	16,217	3,144	3,460
Asia Pacific
China	5,564	4,843	945	958
India	180	242	47	100
Other Asia Pacific	338	231	10	12
	6,082	5,316	1,002	1,070
Rest of World	523	542	70	72
	$42,836	$42,797	$9,584	$9,619